                                                                      THE ONE(R)
                                                                        INVESTOR
                                                                         PROGRAM
                                                                   ANNUAL REPORT
                                                FOR THE YEAR ENDED JUNE 30, 1999


                                               INVESTOR CONSERVATIVE GROWTH FUND

                                                          INVESTOR BALANCED FUND

                                                   INVESTOR GROWTH & INCOME FUND

                                                            INVESTOR GROWTH FUND



                                                                ONE GROUP [LOGO]

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

              - are not deposits or obligations of, or guaranteed by, BANK ONE CORPORATION or any of its affiliates,

              -  are not insured by the FDIC, and [CANCELLED FDIC LOGO]

              - are subject to investment risks, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

Portfolio Performance Review...............................................    2
Schedules of Portfolio Investments..........................................   8
Statements of Assets and Liabilities......................................... 12
Statements of Operations..................................................... 13
Statements of Changes in Net Assets.......................................... 14
Notes to Financial Statements................................................ 16
Financial Highlights......................................................... 24
Report of Independent Accountants............................................ 40

                            One Group Investor Funds
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUNDS PERFORM?
For the year ended June 30, 1999, the One Group Investor Funds posted the following total returns for their respective I share classes:

- One Group Investor Growth Fund, 16.84%

- One Group Investor Growth and Income Fund, 14.11%

- One Group Investor Balanced Fund, 11.16%

- One Group Investor Conservative Growth Fund, 7.01%

For information on other share classes and performance comparisons to indexes, please see pages 4-7.

HOW WOULD YOU CHARACTERIZE THE STOCK MARKET DURING THE YEAR?
The stock market environment was characterized by rotation of strength and weakness. During the past fiscal year, we witnessed extreme cases of valuation driving stock prices at certain times and fundamentals driving stock prices at others. This created a lot of volatility and uncertainty in the market.

At the beginning of the fiscal year, with market and economic crises developing abroad, investors wanted to avoid stocks with foreign market exposure and to focus on those with reliable fundamentals. As the situations in Asia, Russia and Brazil intensified, the pool of favored stocks became narrower, and a small group of growth stocks soared to levels not seen before. The market paid dearly for fundamentals it could rely on, and valuation became less and less important.

Then, early in 1999, the Federal Reserve showed signs of moving toward a tightening bias, and almost overnight investors no longer sought out stocks with good fundamentals. They wanted valuation, and the cheaper the stock, the better.

HOW ABOUT THE BOND MARKET?
The year was incredibly turbulent for the fixed income market. In the fall of 1998, interest rates hit new lows due to the emerging market and hedge fund crises. Concerns over the stability of the financial markets caused the Federal Reserve to cut rates three times during the second half of 1998. Investors worldwide flocked to the safe haven of the U.S. Treasury market, sparking a strong rally among Treasuries. At the same time, interest rate volatility and credit quality spreads were rising to levels not seen in nearly a decade. (Spreads refer to the difference in yield between non-Treasury securities, such as agency, corporate and mortgage-backed bonds, and comparable-maturity Treasury bonds. When spreads widen, prices on non-Treasury bonds decline, and vice versa.) To compound the problem, the low interest rates led to significant mortgage refinancing activity, putting further negative pressure on mortgage-backed securities.

As the second half of the fiscal year progressed, interest rates started showing an upward trend. In addition, liquidity improved and spreads began to tighten. Mortgage-backed bonds, highly rated corporate bonds and asset-backed securities outperformed Treasuries in the first quarter of 1999. Economic indicators began to show that the economy had not been negatively affected by the liquidity crisis in the fall.

The final quarter of the fiscal year proved to the markets that the volatility and liquidity problems of 1998 had not been completely erased. As the U.S. economy continued growing at a rapid pace, the Fed took action with an interest rate increase at the end of June. In anticipation of this move, interest rate volatility surged and quality spreads again widened.

WHAT WAS THE ASSET ALLOCATION STRATEGY?
At the beginning of the fiscal year, we underweighted large-cap stocks by 5% and overweighted international stocks by 2% and investment-grade bonds by 3%. In August, we neutralized the weight in international stocks and added 2% to large-cap stocks. We did this when economic problems in Asia began to spread to Eastern Europe and Latin America.

In November we neutralized the weight in bonds by adding 3% to large-cap stocks. We did this because the probability of a recession in 1999 was significantly reduced by the Federal Reserve's interest rate cuts. Also in November, we introduced high-yield bonds to all of the Investor Funds except the Conservative Growth Fund.

                            One Group Investor Funds
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

By fiscal year-end, all of the Investor Funds were neutral in their asset allocations:

- One Group Investor Growth Fund, 90% equity funds; 10% fixed income funds.

- One Group Investor Growth and Income Fund, 70% equity funds; 30% fixed income funds.

- One Group Investor Balanced Fund, 50% equity funds; 50% fixed income funds.

- One Group Investor Conservative Growth Fund, 30% equity funds; 70% fixed income funds.

WHAT WERE YOUR KEY STRATEGIES IN THE EQUITY ARENA?
Other than the strategic allocation moves mentioned above, we continued to maintain broad equity diversification. The Investor Funds enjoyed varying exposure, depending on the overall investment objective, to large-, mid- and small-cap stocks as well as international stocks. Within each style, individual stock selection remains the core of our management process. This diversified approach helps limit risk while offering return opportunities from a variety of market segments.

WHAT WERE YOUR KEY STRATEGIES WITHIN THE FIXED INCOME MARKET?
We also centered on maintaining a low-risk profile by keeping durations at or near their average levels. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Instead of making "bets" on interest rate movements by significantly altering duration, we prefer to concentrate on the yield component of total return.

As such, our fund management teams emphasized select investments in the corporate, asset-backed and mortgage-backed sectors. This strategy typically allows the funds to capture yield advantages over Treasury securities. At the same time, they focus on maintaining portfolios with good average credit quality.

Our focus on yield helped offset some of the price decline experienced in the second half of the fiscal year, when interest rates went on the upswing.

WHAT IS YOUR OUTLOOK FOR THE FUNDS?
The funds are well positioned to participate in a strong U.S. economy and in a recovery among international markets. Expected strong U.S. economic growth may have a slightly negative impact on bonds. In turn, a weak bond market may negatively affect stocks, but this effect could be offset by strong earnings growth.

The funds remain neutral with respect to asset allocations. A strong economy should help the performance of mid-cap and small-cap stocks, where the funds have good exposure. High-yield bonds also are likely to perform better than other categories of bonds. We expect the introduction of this asset class to enhance the fixed income portion of returns.

/s/ Richard R. Jandrain
Richard R. Jandrain III
Chief Investment Officer of Equity Securities

Chairman, Asset Allocation Committee

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                  One Group Investor Conservative Growth Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class I                   7.01%        10.11%

                                                                          VALUE OF $10,000 INVESTMENT
                                                         ----------------------------------------------------------------
                                                         CLASS I                 LEHMAN BROTHERS               LIPPER MIX
                                                         -------             INTERMEDIATE AGGREGATE            ----------
                                                                                   BOND INDEX
                                                                             ----------------------
12/96                                                  $10000.00                   $10000.00                   $10000.00
6/97                                                    10600.00                    10323.00                    10243.00
6/98                                                    11949.00                    11219.00                    11444.00
6/99                                                    12787.00                    11682.00                    11982.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                   6.77%        9.66%
  Class A*                  1.18%        7.38%

* Reflects 5.25% Sales Charge.

                                                                          VALUE OF $10,000 INVESTMENT
                                              ------------------------------------------------------------------------------
                                              CLASS A                CLASS A*           LEHMAN BROTHERS           LIPPER MIX
                                              -------                --------             INTERMEDIATE            ----------
                                                                                         AGGREGATE BOND
                                                                                             INDEX
                                                                                        ---------------
12/96                                        $10000.00             $  9475.00              $10000.00              $10000.00
6/97                                          10546.00                9997.00               10323.00               10243.00
6/98                                          11852.00               11235.00               11219.00               11444.00
6/99                                          12655.00               11995.00               11682.00               11982.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                   6.10%        9.00%
  Class B**                 1.10%        7.96%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                                          VALUE OF $10,000 INVESTMENT
                                              ------------------------------------------------------------------------------
                                              CLASS B               CLASS B**           LEHMAN BROTHERS           LIPPER MIX
                                              -------               ---------             INTERMEDIATE            ----------
                                                                                         AGGREGATE BOND
                                                                                             INDEX
                                                                                        ---------------
12/96                                        $10000.00              $10000.00              $10000.00              $10000.00
6/97                                          10530.00               10530.00               10323.00               10243.00
6/98                                          11744.00               11744.00               11219.00               11444.00
6/99                                          12461.00               12161.00               11682.00               11982.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                   6.00%        8.72%
  Class C**                 5.00%        8.72%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                                          VALUE OF $10,000 INVESTMENT
                                              ------------------------------------------------------------------------------
                                              CLASS C               CLASS C**           LEHMAN BROTHERS           LIPPER MIX
                                              -------               ---------             INTERMEDIATE            ----------
                                                                                         AGGREGATE BOND
                                                                                             INDEX
                                                                                        ---------------
7/97                                         $10000.00              $10000.00              $10000.00              $10000.00
6/98                                          11148.00               11148.00               10868.00               11172.00
6/99                                          11818.00               11818.00               11317.00               11697.00

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Conservative Growth Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (20%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (75%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                        One Group Investor Balanced Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class I                  11.16%        14.44%

                                                                          VALUE OF $10,000 INVESTMENT
                                                         ----------------------------------------------------------------
                                                         CLASS I                 LEHMAN BROTHERS               LIPPER MIX
                                                         -------             INTERMEDIATE AGGREGATE            ----------
                                                                                   BOND INDEX
                                                                             ----------------------
12/96                                                    $10000                      $10000                      $10000
6/97                                                      10848                       10323                       10390
6/98                                                      12694                       11219                       11890
6/99                                                      14111                       11682                       12721

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  10.70%        14.07%
  Class A*                  4.85%        11.70%

* Reflects 5.25% Sales Charge.

                                                                          VALUE OF $10,000 INVESTMENT
                                              ------------------------------------------------------------------------------
                                              CLASS A                CLASS A*           LEHMAN BROTHERS           LIPPER MIX
                                              -------                --------             INTERMEDIATE            ----------
                                                                                         AGGREGATE BOND
                                                                                             INDEX
                                                                                        ---------------
12/96                                         $10000                $  9475                 $10000                 $10000
6/97                                           10841                  10275                  10323                  10390
6/98                                           12641                  11983                  11219                  11890
6/99                                           13995                  13266                  11682                  12721

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  10.01%        13.42%
  Class B**                 5.01%        12.45%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                                          VALUE OF $10,000 INVESTMENT
                                              ------------------------------------------------------------------------------
                                              CLASS B               CLASS B**           LEHMAN BROTHERS           LIPPER MIX
                                              -------               ---------             INTERMEDIATE            ----------
                                                                                         AGGREGATE BOND
                                                                                             INDEX
                                                                                        ---------------
12/96                                         $10000                 $10000                 $10000                 $10000
6/97                                           10822                  10822                  10323                  10390
6/98                                           12536                  12536                  11219                  11890
6/99                                           13792                  13492                  11682                  12721

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  10.04%        12.84%
  Class C**                 9.04%        12.84%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                                          VALUE OF $10,000 INVESTMENT
                                              ------------------------------------------------------------------------------
                                              CLASS C               CLASS C**           LEHMAN BROTHERS           LIPPER MIX
                                              -------               ---------             INTERMEDIATE            ----------
                                                                                         AGGREGATE BOND
                                                                                             INDEX
                                                                                        ---------------
7/97                                          $10000                 $10000                 $10000                 $10000
6/98                                           11466                  11466                  10868                  11444
6/99                                           12728                  12728                  11317                  12243

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Balanced Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (40%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (55%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                    One Group Investor Growth & Income Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class I                  14.11%        17.89%



                                                                         VALUE OF $10,000 INVESTMENT
                                                     -------------------------------------------------------------------
                                                     S&P 1500 INDEX                LIPPER MIX                    CLASS I
                                                     --------------                ----------                    -------
12/96                                                    $10000                      $10000                      $10000
6/97                                                      11945                       10535                       11087
6/98                                                      15462                       12342                       13342
6/99                                                      18763                       13486                       15225

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  13.62%        17.89%
  Class A*                  7.68%        15.45%

* Reflects 5.25% Sales Charge.

                                                                         VALUE OF $10,000 INVESTMENT
                                           --------------------------------------------------------------------------------
                                           S&P 1500 INDEX           LIPPER MIX              CLASS A                CLASS A*
                                           --------------           ----------              -------                --------
12/96                                         $10000                 $10000                 $10000                 $ 9475
6/97                                           11945                  10535                  11150                  10568
6/98                                           15462                  12342                  13399                  12701
6/99                                           18763                  13486                  15224                  14430

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  12.93%        17.02%
  Class B**                 7.93%        16.09%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                                         VALUE OF $10,000 INVESTMENT
                                           --------------------------------------------------------------------------------
                                           S&P 1500 INDEX           LIPPER MIX              CLASS B               CLASS B**
                                           --------------           ----------              -------               ---------
12/96                                         $10000                 $10000                 $10000                 $10000
6/97                                           11945                  10535                  11102                  11102
6/98                                           15462                  12342                  13225                  13225
6/99                                           18763                  13486                  14937                  14637

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  12.94%        16.00%
  Class C**                11.94%        16.00%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                                         VALUE OF $10,000 INVESTMENT
                                           --------------------------------------------------------------------------------
                                           S&P 1500 INDEX           LIPPER MIX              CLASS C               CLASS C**
                                           --------------           ----------              -------               ---------
7/97                                          $10000                 $10000                 $10000                 $10000
6/98                                           12944                  11715                  11908                  11908
6/99                                           15708                  12801                  13450                  13450

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Growth & Income Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (60%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (35%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                         One Group Investor Growth Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999
          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class I                  16.84%        21.43%

                                                                         VALUE OF $10,000 INVESTMENT
                                                     -------------------------------------------------------------------
                                                     S&P 1500 INDEX                LIPPER MIX                    CLASS I
                                                     --------------                ----------                    -------
12/96                                                    $10000                      $10000                      $10000
6/97                                                      11945                       10680                       11350
6/98                                                      15462                       12724                       14053
6/99                                                      18763                       14138                       16419

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  16.40%        20.83%
  Class A*                 10.27%        18.33%

* Reflects 5.25% Sales Charge.

                                                                         VALUE OF $10,000 INVESTMENT
                                           -------------------------------------------------------------------------------
                                           S&P 1500 INDEX           LIPPER MIX              CLASS A*               CLASS A
                                           --------------           ----------              --------               -------
12/96                                         $10000                 $10000                 $ 9475                 $10000
6/97                                           11945                  10680                  10696                  11284
6/98                                           15462                  12724                  13203                  13929
6/99                                           18763                  14138                  15368                  16213

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  15.57%        20.57%
  Class B**                10.57%        19.69%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                                         VALUE OF $10,000 INVESTMENT
                                           -------------------------------------------------------------------------------
                                           S&P 1500 INDEX           LIPPER MIX             CLASS B**               CLASS B
                                           --------------           ----------             ---------               -------
12/96                                         $10000                 $10000                 $10000                 $10000
6/97                                           11945                  10680                  11388                  11388
6/98                                           15462                  12724                  13952                  13952
6/99                                           18763                  14138                  15824                  16124

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  15.65%        19.01%
  Class C**                14.65%        19.01%

** Reflects Applicable Contingent Deferred Sales Charge.

                                                                         VALUE OF $10,000 INVESTMENT
                                           -------------------------------------------------------------------------------
                                           S&P 1500 INDEX           LIPPER MIX             CLASS C**               CLASS C
                                           --------------           ----------             ---------               -------
7/97                                          $10000                 $10000                 $10000                 $10000
6/98                                           12944                  11914                  12241                  12241
6/99                                           15708                  13238                  14157                  14157

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Investor Growth Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (75%), the Lipper International Funds Universe (10%), and the Lipper Intermediate US Government Bond Funds Universe (15%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

--------------------------------------------------------------------------------
One Group Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 INVESTMENT COMPANIES (99.4%):
  1,099     One Group Bond Fund Class I...........  $ 11,360
    658     One Group Diversified Equity Fund
              Class I.............................     9,994
    120     One Group Diversified International
              Fund Class I........................     1,819
    483     One Group Equity Income Fund Class
              I...................................    11,825
  4,307     One Group Government Bond Fund Class
              I...................................    41,909
  4,453     One Group Income Bond Fund Class I....    34,199
  1,837     One Group Intermediate Bond Fund Class
              I...................................    18,886
    209     One Group International Equity Index
              Fund Class I........................     3,889
    486     One Group Large Cap Growth Fund Class
              I...................................    12,718

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
    649     One Group Large Cap Value Fund Class
              I...................................  $ 11,733
    180     One Group Mid Cap Growth Fund Class
              I...................................     4,549
    291     One Group Mid Cap Value Fund Class
              I...................................     4,329
  5,904     One Group Prime Money Market Fund
              Class I.............................     5,904
  1,271     One Group Short-Term Bond Fund Class
              I...................................    13,219
    972     One Group Ultra Short-Term Bond Fund
              Class I.............................     9,493
                                                    --------
  Total Investment Companies                         195,826
                                                    --------
Total (Cost $191,224) (a)                           $195,826
                                                    ========

------------

Percentages indicated are based on net assets of $196,935.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $218. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 7,924
                   Unrealized depreciation......................   (3,540)
                                                                  -------
                   Net unrealized appreciation..................  $ 4,384
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 INVESTMENT COMPANIES (99.9%):
  6,183     One Group Bond Fund Class I...........  $ 63,928
  3,721     One Group Diversified Equity Fund
              Class I.............................    56,524
    669     One Group Diversified International
              Fund Class I........................    10,121
    228     One Group Diversified Mid Cap Fund
              Class I.............................     5,030
  5,012     One Group Government Bond Fund Class
              I...................................    48,766
  1,974     One Group High Yield Bond Fund Class
              I...................................    19,482
  6,350     One Group Income Bond Fund Class I....    48,771
  2,381     One Group Intermediate Bond Fund Class
              I...................................    24,480
    814     One Group International Equity Index
              Fund Class I........................    15,166

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  1,963     One Group Large Cap Growth Fund Class
              I...................................  $ 51,344
  2,725     One Group Large Cap Value Fund Class
              I...................................    49,287
  1,234     One Group Mid Cap Growth Fund Class
              I...................................    31,250
  2,332     One Group Mid Cap Value Fund Class
              I...................................    34,698
 12,502     One Group Prime Money Market Fund
              Class I.............................    12,502
  1,865     One Group Short-Term Bond Fund Class
              I...................................    19,400
     48     One Group Small Cap Value Fund Class
              I...................................       688
  1,470     One Group Ultra Short-Term Income Fund
              Class I.............................    14,367
                                                    --------
  Total Investment Companies                         505,804
                                                    --------
Total (Cost $477,570) (a)                           $505,804
                                                    ========

------------

Percentages indicated are based on net assets of $506,417.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,593. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $35,423
                   Unrealized depreciation......................   (8,782)
                                                                  -------
                   Net unrealized appreciation..................  $26,641
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 INVESTMENT COMPANIES (99.8%):
  6,436     One Group Bond Fund Class I...........  $ 66,548
  6,936     One Group Diversified Equity Fund
              Class I.............................   105,361
  2,233     One Group Diversified International
              Fund Class I........................    33,788
    633     One Group Diversified Mid Cap Fund
              Class I.............................    13,998
  3,397     One Group Government Bond Fund Class
              I...................................    33,048
  2,672     One Group High Yield Bond Fund Class
              I...................................    26,374
  3,432     One Group Income Bond Fund Class I....    26,361
  1,918     One Group Intermediate Bond Fund Class
              I...................................    19,717
  1,221     One Group International Equity Index
              Fund Class I........................    22,754
  2,909     One Group Large Cap Growth Fund Class
              I...................................    76,082

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  4,461     One Group Large Cap Value Fund Class
              I...................................  $ 80,699
  2,236     One Group Mid Cap Growth Fund Class
              I...................................    56,612
  5,200     One Group Mid Cap Value Fund Class
              I...................................    77,375
 14,603     One Group Prime Money Market Fund
              Class I.............................    14,603
  1,270     One Group Short-Term Bond Fund Class
              I...................................    13,203
    651     One Group Small Cap Growth Fund Class
              I...................................     6,909
    483     One Group Small Cap Value Fund Class
              I...................................     6,884
    709     One Group Ultra Short-Term Income Fund
              Class I.............................     6,928
                                                    --------
  Total Investment Companies                         687,244
                                                    --------
Total (Cost $642,205) (a)                           $687,244
                                                    ========

------------

Percentages indicated are based on net assets of $688,356.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,080. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 54,937
                   Unrealized depreciation......................   (13,978)
                                                                  --------
                   Net unrealized appreciation..................  $ 40,959
                                                                  ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 INVESTMENT COMPANIES (99.7%):
  1,068     One Group Bond Fund Class I...........  $ 11,040
  3,794     One Group Diversified Equity Fund
              Class I.............................    57,626
    465     One Group Diversified International
              Fund Class I........................     7,039
    352     One Group Diversified Mid Cap Fund
              Class I.............................     7,784
    342     One Group Government Bond Fund Class
              I...................................     3,326
  1,074     One Group High Yield Bond Fund Class
              I...................................    10,597
    434     One Group Income Bond Fund Class I....     3,329
    324     One Group Intermediate Bond Fund Class
              I...................................     3,330
  1,423     One Group International Equity Index
              Fund Class I........................    26,519

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  2,405     One Group Large Cap Growth Fund Class
              I...................................  $ 62,886
  3,085     One Group Large Cap Value Fund Class
              I...................................    55,808
  2,153     One Group Mid Cap Growth Fund Class
              I...................................    54,514
  3,489     One Group Mid Cap Value Fund Class
              I...................................    51,917
  5,772     One Group Prime Money Market Fund
              Class I.............................     5,772
    312     One Group Short-Term Bond Fund Class
              I...................................     3,248
  1,119     One Group Small Cap Growth Fund Class
              I...................................    11,885
    529     One Group Small Cap Value Fund Class
              I...................................     7,543
                                                    --------
  Total Investment Companies                         384,163
                                                    --------
Total (Cost $337,739) (a)                           $384,163
                                                    ========

------------

Percentages indicated are based on net assets of $385,249.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,236. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $50,005
                   Unrealized depreciation......................   (4,817)
                                                                  -------
                   Net unrealized appreciation..................  $45,188
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Amounts in thousands, except per share amounts)

                                                                INVESTOR      INVESTOR      INVESTOR     INVESTOR
                                                              CONSERVATIVE    BALANCED      GROWTH &      GROWTH
                                                               GROWTH FUND      FUND      INCOME FUND      FUND
                                                              -------------   ---------   ------------   ---------
ASSETS:
Investments in securities, at value (cost $191,224;
  $477,570; $642,205; and $337,739, respectively)...........    $195,826      $505,804      $687,244     $384,163
Dividends receivable........................................         669         1,331         1,174          246
Receivable for capital shares issued........................       1,389         1,336         1,964        1,523
Prepaid expenses and other assets...........................          24             3             3            3
                                                                --------      --------      --------     --------
TOTAL ASSETS................................................     197,908       508,474       690,385      385,935
                                                                --------      --------      --------     --------
LIABILITIES:
Dividends payable...........................................         576         1,113           894           46
Payable for capital shares redeemed.........................          75           226           245          140
Accrued expenses and other payables:
    Investment advisory fees................................          --            54            21           15
    Administration fees.....................................          --            18            12            5
    12b-1 Fees..............................................         313           460           475          325
    Other...................................................           9           186           382          155
                                                                --------      --------      --------     --------
TOTAL LIABILITIES...........................................         973         2,057         2,029          686
                                                                --------      --------      --------     --------
NET ASSETS:
Capital.....................................................     191,402       478,210       646,370      336,460
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................         931           (27)       (3,053)       2,365
Net unrealized appreciation (depreciation) from
  investments...............................................       4,602        28,234        45,039       46,424
                                                                --------      --------      --------     --------
NET ASSETS..................................................    $196,935      $506,417      $688,356     $385,249
                                                                ========      ========      ========     ========
NET ASSETS:
    Class I.................................................    $ 37,131      $ 84,447      $209,770     $100,566
    Class A.................................................      29,714       177,336       245,151      100,789
    Class B.................................................     121,348       229,671       221,088      168,823
    Class C.................................................       8,742        14,963        12,347       15,071
                                                                --------      --------      --------     --------
Total.......................................................    $196,935      $506,417      $688,356     $385,249
                                                                ========      ========      ========     ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES)
    Class I.................................................       3,314         6,899        15,788        6,990
    Class A.................................................       2,657        14,484        18,295        7,046
    Class B.................................................      10,849        18,769        16,552       11,687
    Class C.................................................         783         1,228           932        1,054
                                                                --------      --------      --------     --------
Total.......................................................      17,603        41,380        51,567       26,777
                                                                ========      ========      ========     ========
Net Asset Value
    Class I Offering and redemption price per share.........    $  11.20      $  12.24      $  13.29     $  14.39
                                                                ========      ========      ========     ========
    Class A Redemption price per share......................    $  11.18      $  12.24      $  13.40     $  14.30
                                                                ========      ========      ========     ========
         Maximum sales charge...............................        5.25%         5.25%         5.25%        5.25%
                                                                ========      ========      ========     ========
         Maximum offering price per share (100%/(100%-
           maximum sales charge) of net asset value adjusted
           to nearest cent).................................    $  11.80      $  12.92      $  14.14     $  15.09
                                                                ========      ========      ========     ========
    Class B Offering price per share (a)....................    $  11.19      $  12.24      $  13.36     $  14.44
                                                                ========      ========      ========     ========
    Class C Offering price per share (a)....................    $  11.17      $  12.19      $  13.25     $  14.30
                                                                ========      ========      ========     ========

------------
(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1999
(Amounts in thousands)

                                                                INVESTOR      INVESTOR      INVESTOR     INVESTOR
                                                              CONSERVATIVE    BALANCED      GROWTH &      GROWTH
                                                               GROWTH FUND      FUND      INCOME FUND      FUND
                                                              -------------   ---------   ------------   ---------
INVESTMENT INCOME:
Distribution income from affiliates.........................     $6,154        $12,100      $12,069       $ 7,379
                                                                 ------        -------      -------       -------
EXPENSES:
Investment advisory fees....................................         68            154          191           139
Administration fees.........................................        136            307          371           278
12b-1 fees (Class A)........................................         70            295          359           245
12b-1 fees (Class B)........................................        767          1,342        1,395         1,076
12b-1 fees (Class C)........................................         55            100           98           116
Legal and audit fees........................................          5              7            9             8
Trustees' fees and expenses.................................          1              2            2             2
Transfer agent fees.........................................        113            199          314           286
Registration and filing fees................................         85             79           92           103
Printing costs..............................................         26             46           57            50
Other.......................................................          2              3            2             3
                                                                 ------        -------      -------       -------
Total expenses before waivers...............................      1,328          2,534        2,890         2,306
Less waivers................................................       (184)          (266)        (379)         (383)
                                                                 ------        -------      -------       -------
Net expenses................................................      1,144          2,268        2,511         1,923
                                                                 ------        -------      -------       -------
Net investment income.......................................      5,010          9,832        9,558         5,456
                                                                 ------        -------      -------       -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions and distributions of realized gains by other investment
  companies.................................................      1,991          5,382        7,915        12,487
Net change in unrealized appreciation (depreciation) from
  investments...............................................      1,707         16,871       38,821        29,588
                                                                 ------        -------      -------       -------
Net realized/unrealized gains (losses) from investments.....      3,698         22,253       46,736        42,075
                                                                 ------        -------      -------       -------
Change in net assets resulting from operations..............     $8,708        $32,085      $56,294       $47,531
                                                                 ======        =======      =======       =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                INVESTOR CONSERVATIVE             INVESTOR
                                                                     GROWTH FUND                BALANCED FUND
                                                              -------------------------   -------------------------
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                               JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                                 1999          1998          1999          1998
                                                              -----------   -----------   -----------   -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...................................   $  5,010       $ 1,840      $  9,832      $  3,904
    Net realized gains (losses) from investment
      transactions..........................................      1,991           808         5,382         5,351
    Net change in unrealized appreciation (depreciation)
      from investments......................................      1,707         2,434        16,871        10,033
                                                               --------       -------      --------      --------
Change in net assets resulting from operations..............      8,708         5,082        32,085        19,288
                                                               --------       -------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income..............................     (1,467)         (985)       (3,441)       (2,708)
    From net realized gains from investment transactions....       (372)         (205)       (2,012)       (1,584)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............................       (847)         (215)       (3,125)         (414)
    From net realized gains from investment transactions....       (193)          (29)       (1,311)         (185)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..............................     (2,687)         (572)       (4,343)         (717)
    From net realized gain from investment transactions.....       (708)         (121)       (2,775)         (441)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income..............................       (189)          (67)         (336)          (65)
    From net realized gain from investment transactions.....        (53)          (17)         (232)          (37)
                                                               --------       -------      --------      --------
Change in net assets from shareholder distributions.........     (6,516)       (2,211)      (17,575)       (6,151)
                                                               --------       -------      --------      --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.............................    136,484        71,233       234,425       130,231
    Proceeds from shares issued in Pegasus acquisition......         --            --       137,280            --
    Proceeds from shares issued in conversion...............         --           707            --         6,532
    Dividends reinvested....................................      4,585         1,170        12,777         3,506
    Cost of shares redeemed.................................    (32,493)       (8,767)      (95,853)      (30,131)
                                                               --------       -------      --------      --------
Change in net assets from share transactions................    108,576        64,343       288,629       110,138
                                                               --------       -------      --------      --------
Change in Net Assets........................................    110,768        67,214       303,139       123,275
NET ASSETS:
    Beginning of period.....................................     86,167        18,953       203,278        80,003
                                                               --------       -------      --------      --------
    End of period...........................................   $196,935       $86,167      $506,417      $203,278
                                                               ========       =======      ========      ========
SHARE TRANSACTIONS:
    Issued..................................................     12,319         6,600        19,664        11,443
    Issued in Pegasus acquisition...........................         --            --        11,461            --
    Issued in conversion....................................         --            67            --           600
    Reinvested..............................................        415           109         1,088           315
    Redeemed................................................     (2,930)         (811)       (8,041)       (2,677)
                                                               --------       -------      --------      --------
Change in shares............................................      9,804         5,965        24,172         9,681
                                                               ========       =======      ========      ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                   INVESTOR GROWTH                INVESTOR
                                                                    & INCOME FUND                GROWTH FUND
                                                              -------------------------   -------------------------
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                               JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                                 1999          1998          1999          1998
                                                              -----------   -----------   -----------   -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...................................   $  9,558      $  2,446      $  5,456      $    759
    Net realized gains (losses) from investment
      transactions..........................................      7,915         6,961        12,487         7,240
    Net change in unrealized appreciation (depreciation)
      from investments......................................     38,821        14,037        29,588        14,046
                                                               --------      --------      --------      --------
Change in net assets resulting from operations..............     56,294        23,444        47,531        22,045
                                                               --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income..............................     (5,573)       (1,586)       (2,945)         (544)
    From net realized gains from investment transactions....     (3,758)       (1,513)       (4,219)       (1,180)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............................     (1,989)         (357)       (1,935)         (172)
    From net realized gains from investment transactions....     (1,911)         (348)       (3,069)         (471)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..............................     (3,776)         (472)       (2,417)          (38)
    From net realized gain from investment transactions.....     (4,316)         (761)       (4,568)         (776)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income..............................       (282)          (31)         (297)           (5)
    From net realized gain from investment transactions.....       (335)          (55)         (564)         (101)
                                                               --------      --------      --------      --------
Change in net assets from shareholder distributions.........    (21,940)       (5,123)      (20,014)       (3,287)
                                                               --------      --------      --------      --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.............................    240,451       177,644       157,704       165,696
    Proceeds from shares issued in Pegasus acquisition......    266,732            --        29,200            --
    Proceeds from shares issued in conversion...............         --        12,936            --        10,702
    Dividends reinvested....................................     15,516         3,682        15,858         2,757
    Cost of shares redeemed.................................    (98,528)      (39,570)      (65,729)      (20,622)
                                                               --------      --------      --------      --------
Change in net assets from share transactions................    424,171       154,692       137,033       158,533
                                                               --------      --------      --------      --------
Change in Net Assets........................................    458,525       173,013       164,550       177,291
NET ASSETS:
    Beginning of period.....................................    229,831        56,818       220,699        43,408
                                                               --------      --------      --------      --------
    End of period...........................................   $688,356      $229,831      $385,249      $220,699
                                                               ========      ========      ========      ========
SHARE TRANSACTIONS:
    Issued..................................................     18,390        14,884        11,864        13,101
    Issued in Pegasus acquisition...........................     20,835            --         2,173            --
    Issued in conversion....................................         --         1,150            --           922
    Reinvested..............................................      1,247           319         1,220           232
    Redeemed................................................     (7,124)       (3,325)       (4,956)       (1,634)
                                                               --------      --------      --------      --------
Change in shares............................................     33,348        13,028        10,301        12,621
                                                               ========      ========      ========      ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1999

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only.

   The Trust entered into an Agreement and Plan of Reorganization (the "Marquis Agreement") with the Marquis Family of Funds ("Marquis"), a Massachusetts business trust. Pursuant to the Marquis Agreement, all of the assets and liabilities of each Marquis Fund transferred to a Fund of the One Group on August 10, 1998 in exchange for shares of the corresponding Fund of the One Group.

   The Trust entered into an Agreement and Plan of Reorganization (the "Pegasus Agreement") with the Pegasus Funds ("Pegasus"), a Massachusetts business trust. Pursuant to the Pegasus Agreement, all of the assets and liabilities of each Pegasus Fund transferred to a Fund of the One Group on March 22, 1999 in exchange for shares of the corresponding Fund of the One Group.

   The Funds' investment objectives are as follows:

      FUND                                    OBJECTIVE
      ----                                    ---------
      Investor Conservative Growth Fund       Seeks income and capital appreciation by investing
                                               primarily in a diversified group of One Group Mutual
                                               Funds which invest primarily in equity and fixed income
                                               securities.

      Investor Balanced Fund                  Seeks high total return consistent with the preservation
                                               of capital by investing primarily in a diversified group
                                               of One Group Mutual Funds which invest primarily in
                                               equity and fixed income securities.

      Investor Growth & Income Fund           Seeks long-term capital appreciation and growth of income
                                               by investing primarily in a diversified group of One
                                               Group Mutual Funds which invest primarily in equity
                                               securities.

      Investor Growth Fund                    Seeks long-term capital appreciation by investing
                                               primarily in a diversified group of One Group Mutual
                                               Funds which invest primarily in equity securities.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

       income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified to additional paid-in capital.

       FEDERAL INCOME TAXES

       Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-nine series and five classes of shares: Class I, Class A, Class B, Class C and Service Class (Prior to November 1, 1998 Class I was known as Fiduciary Class). Currently, the Trust consists of forty-nine active funds. The funds are each authorized to issue Class I, Class A, Class B and Class C shares. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the funds' prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in fund shares for the fiscal years ended June 30, 1999 and 1998:

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                                                        INVESTOR                        INVESTOR
                                                                CONSERVATIVE GROWTH FUND              BALANCED FUND
                                                              -----------------------------   -----------------------------
                                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                              JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1999   JUNE 30, 1998
                                                              -------------   -------------   -------------   -------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $ 19,054         $18,972        $ 24,622        $ 29,880
  Proceeds from shares issued in Pegasus acquisition........          --              --          14,183              --
  Proceeds from shares issued in conversion.................          --             707              --           6,532
  Dividends reinvested......................................         370             338           1,516           1,866
  Cost of shares redeemed...................................     (13,123)         (6,167)        (51,130)        (25,609)
                                                                --------         -------        --------        --------
  Change in net assets from Class I Share transactions......    $  6,301         $13,850        $(10,809)       $ 12,669
                                                                ========         =======        ========        ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $ 22,281         $11,834        $ 60,946        $ 30,496
  Proceeds from shares issued in Pegasus acquisition........          --              --          97,757              --
  Dividends reinvested......................................         936             192           3,991             518
  Cost of shares redeemed...................................      (6,347)         (1,084)        (23,019)         (1,837)
                                                                --------         -------        --------        --------
  Change in net assets from Class A Share transactions......    $ 16,870         $10,942        $139,675        $ 29,177
                                                                ========         =======        ========        ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $ 88,650         $36,712        $139,496        $ 63,523
  Proceeds from shares issued in Pegasus acquisition........          --              --          25,340              --
  Dividends reinvested......................................       3,063             571           6,726           1,034
  Cost of shares redeemed...................................     (11,204)         (1,395)        (19,622)         (2,638)
                                                                --------         -------        --------        --------
  Change in net assets from Class B Share transactions......    $ 80,509         $35,888        $151,940        $ 61,919
                                                                ========         =======        ========        ========
CLASS C SHARES:
  Proceeds from shares issued...............................    $  6,499         $ 3,715        $  9,361        $  6,332
  Dividends reinvested......................................         216              69             544              88
  Cost of shares redeemed...................................      (1,819)           (121)         (2,082)            (47)
                                                                --------         -------        --------        --------
  Change in net assets from Class C Share transactions......    $  4,896         $ 3,663        $  7,823        $  6,373
                                                                ========         =======        ========        ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................       1,717           1,763           2,027           2,648
  Issued in Pegasus acquisition.............................          --              --           1,184              --
  Issued in conversion......................................          --              67              --             600
  Reinvested................................................          34              32             130             169
  Redeemed..................................................      (1,182)           (572)         (4,367)         (2,282)
                                                                --------         -------        --------        --------
  Change in Class I Shares..................................         569           1,290          (1,026)          1,135
                                                                ========         =======        ========        ========
CLASS A SHARES:
  Issued....................................................       2,010           1,092           5,133           2,665
  Issued in Pegasus acquisition.............................          --              --           8,160              --
  Reinvested................................................          84              18             338              46
  Redeemed..................................................        (573)           (100)         (1,902)           (160)
                                                                --------         -------        --------        --------
  Change in Class A Shares..................................       1,521           1,010          11,729           2,551
                                                                ========         =======        ========        ========
CLASS B SHARES:
  Issued....................................................       8,007           3,397          11,711           5,569
  Issued in Pegasus acquisition.............................          --              --           2,117              --
  Reinvested................................................         277              53             573              92
  Redeemed..................................................      (1,010)           (128)         (1,595)           (231)
                                                                --------         -------        --------        --------
  Change in Class B Shares..................................       7,274           3,322          12,806           5,430
                                                                ========         =======        ========        ========
CLASS C SHARES:
  Issued....................................................         585             348             793             561
  Reinvested................................................          20               6              47               8
  Redeemed..................................................        (165)            (11)           (177)             (4)
                                                                --------         -------        --------        --------
  Change in Class C Shares..................................         440             343             663             565
                                                                ========         =======        ========        ========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                                                        INVESTOR                        INVESTOR
                                                                  GROWTH & INCOME FUND                 GROWTH FUND
                                                              -----------------------------   -----------------------------
                                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                              JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1999   JUNE 30, 1998
                                                              -------------   -------------   -------------   -------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $  45,077       $ 61,976        $ 26,700        $ 47,160
  Proceeds from shares issued in Pegasus acquisition........       85,917             --             794              --
  Proceeds from shares issued in conversion.................           --         12,936              --          10,702
  Dividends reinvested......................................        2,495          1,780           2,977           1,220
  Cost of shares redeemed...................................      (32,247)       (32,898)        (23,549)        (13,523)
                                                                ---------       --------        --------        --------
  Change in net assets from Class I Share transactions......    $ 101,242       $ 43,794        $  6,922        $ 45,559
                                                                =========       ========        ========        ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $  70,189       $ 35,814        $ 39,280        $ 50,360
  Proceeds from shares issued in Pegasus acquisition........      163,313             --          16,083              --
  Dividends reinvested......................................        4,511            653           5,019             621
  Cost of shares redeemed...................................      (43,971)        (3,170)        (21,519)         (3,719)
                                                                ---------       --------        --------        --------
  Change in net assets from Class A Share transactions......    $ 194,042       $ 33,297        $ 38,863        $ 47,262
                                                                =========       ========        ========        ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $ 118,374       $ 73,655        $ 84,953        $ 59,863
  Proceeds from shares issued in Pegasus acquisition........       17,502             --          12,323              --
  Dividends reinvested......................................        7,937          1,171           7,009             810
  Cost of shares redeemed...................................      (20,030)        (3,333)        (18,200)         (3,085)
                                                                ---------       --------        --------        --------
  Change in net assets from Class B Share transactions......    $ 123,783       $ 71,493        $ 86,085        $ 57,588
                                                                =========       ========        ========        ========
CLASS C SHARES:
  Proceeds from shares issued...............................    $   6,811       $  6,199        $  6,771        $  8,313
  Dividends reinvested......................................          573             78             853             106
  Cost of shares redeemed...................................       (2,280)          (169)         (2,461)           (295)
                                                                ---------       --------        --------        --------
  Change in net assets from Class C Share transactions......    $   5,104       $  6,108        $  5,163        $  8,124
                                                                =========       ========        ========        ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................        3,572          5,278           2,024           3,722
  Issued in Pegasus acquisition.............................        6,749             --              59              --
  Issued in conversion......................................           --          1,150              --             922
  Reinvested................................................          203            155             227             103
  Redeemed..................................................       (2,538)        (2,777)         (1,771)         (1,080)
                                                                ---------       --------        --------        --------
  Change in Class I Shares..................................        7,986          3,806             539           3,667
                                                                =========       ========        ========        ========
CLASS A SHARES:
  Issued....................................................        4,934          2,960           2,958           3,973
  Issued in Pegasus acquisition.............................       12,718             --           1,203              --
  Reinvested................................................          359             56             389              52
  Redeemed..................................................       (2,859)          (260)         (1,634)           (291)
                                                                ---------       --------        --------        --------
  Change in Class A Shares..................................       15,152          2,756           2,916           3,734
                                                                =========       ========        ========        ========
CLASS B SHARES:
  Issued....................................................        9,331          6,126           6,368           4,734
  Issued in Pegasus acquisition.............................        1,368             --             911              --
  Reinvested................................................          639            101             538              68
  Redeemed..................................................       (1,547)          (274)         (1,367)           (240)
                                                                ---------       --------        --------        --------
  Change in Class B Shares..................................        9,791          5,953           6,450           4,562
                                                                =========       ========        ========        ========
CLASS C SHARES:
  Issued....................................................          553            520             514             672
  Reinvested................................................           46              7              66               9
  Redeemed..................................................         (180)           (14)           (184)            (23)
                                                                ---------       --------        --------        --------
  Change in Class C Shares..................................          419            513             396             658
                                                                =========       ========        ========        ========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average net assets of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each fund's average daily net assets, 0.075% of each fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets when fund assets exceed $1 billion. The Advisor also serves as sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each fund are offered without distribution fees. For the year ended June 30, 1999, the Distributor received $7,305,781 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $7,226,414 to affiliated broker-dealers of the funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the year ended June 30, 1999, fees in the following amounts were waived (amounts in thousands):

                                                               INVESTMENT                       12B-1 FEES
                                                              ADVISORY FEES   ADMINISTRATION      WAIVED
                                                                 WAIVED         FEES WAIVED      CLASS A
                                                              -------------   ---------------   ----------
   Investor Conservative Growth Fund........................       $28             $136            $20
   Investor Balanced Fund...................................        --              182             84
   Investor Growth and Income Fund..........................        --              276            103
   Investor Growth Fund.....................................        47              266             70

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the year ended June 30, 1999 were as follows (amounts in thousands):

                                                                 PURCHASES     SALES
                                                                 ---------    -------
   Investor Conservative Growth Fund...........................  $114,825     $12,735
   Investor Balanced Fund......................................   189,602      41,211
   Investor Growth and Income Fund.............................   216,441      68,263
   Investor Growth Fund........................................   142,620      40,182

6. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997 the net assets of certain common trust funds managed by the Advisor were exchanged for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                        NET ASSET
                                                                 SHARES   NET ASSETS    VALUE PER
                                                                 ISSUED   CONVERTED    SHARE ISSUED
                                                                 ------   ----------   ------------
   Investor Conservative Growth Fund...........................      67    $   707        $10.56
   Investor Balanced Fund......................................     600      6,532         10.89
   Investor Growth & Income Fund...............................   1,150     12,936         11.25
   Investor Growth Fund........................................     922     10,702         11.61

7. PEGASUS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Reorganization") with the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 22, 1999 following approval by shareholders of the Pegasus Funds at a special Shareholder Meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except per share amounts):

                                                                                                AFTER
                                                               BEFORE REORGANIZATION        REORGANIZATION
                                                          -------------------------------   --------------
                                                            PEGASUS MANAGED      INVESTOR      INVESTOR
                                                          ASSETS CONSERVATIVE    BALANCED      BALANCED
                                                                  FUND             FUND          FUND
                                                          --------------------   --------   --------------
   Shares...............................................          10,038           25,605        37,066
   Net assets...........................................        $137,280         $306,589      $443,869
   Net asset value:
     Class I............................................           13.73            11.98         11.98
     Class A............................................           13.67            11.98         11.98
     Class B............................................           13.68            11.97         11.97
     Class C............................................              --            11.92         11.92
   Unrealized appreciation..............................          (3,150)          19,523        16,373

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

                                                                                              AFTER
                                                          BEFORE REORGANIZATION          REORGANIZATION
                                                    ----------------------------------   ---------------
                                                    PEGASUS MANAGED       INVESTOR          INVESTOR
                                                    ASSETS BALANCED    GROWTH & INCOME   GROWTH & INCOME
                                                          FUND              FUND              FUND
                                                    ----------------   ---------------   ---------------
   Shares.........................................        25,159            27,223            48,058
   Net assets.....................................      $266,732          $347,797          $614,529
   Net asset value:
     Class I......................................         10.50             12.73             12.73
     Class A......................................         10.53             12.84             12.84
     Class B......................................         11.96             12.79             12.79
     Class C......................................            --             12.69             12.69
   Unrealized appreciation........................       (11,652)           25,486            13,834

                                                                                              AFTER
                                                          BEFORE REORGANIZATION          REORGANIZATION
                                                    ----------------------------------   ---------------
                                                    PEGASUS MANAGED       INVESTOR          INVESTOR
                                                     ASSETS GROWTH         GROWTH            GROWTH
                                                          FUND              FUND              FUND
                                                    ----------------   ---------------   ---------------
   Shares.........................................        2,740             22,356            24,529
   Net assets.....................................      $29,200           $300,776          $329,976
   Net asset value:
     Class I......................................        10.79              13.45             13.45
     Class A......................................        10.73              13.37             13.37
     Class B......................................        10.55              13.52             13.52
     Class C......................................           --              13.38             13.38
   Unrealized appreciation........................       (1,306)            22,458            21,152

8. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED):

   A Special Meeting of Shareholders of the One Group Mutual Funds was held on May 17, 1999. At the meeting, shareholders voted on the approval of the following proposals:

   1. To elect the Board of Trustees of the One Group Mutual Funds.

                                                                                                 BROKER
                           FUND NAME                              FOR       AGAINST   ABSTAIN   NON-VOTE
                           ---------                           ----------   -------   -------   --------
   Investor Conservative Growth Fund.........................   6,651,931      0      136,101      0
   Investor Balanced Fund....................................  13,382,308      0      154,653      0
   Investor Growth & Income Fund.............................  14,679,461      0      103,662      0
   Investor Growth Fund......................................  10,231,815      0      222,179      0

  2. To ratify the selection of independent accountants.

                                                                                                 BROKER
                           FUND NAME                              FOR       AGAINST   ABSTAIN   NON-VOTE
                           ---------                           ----------   -------   -------   --------
   Investor Conservative Growth Fund.........................   6,970,099   29,411    220,895      0
   Investor Balanced Fund....................................  17,147,379   57,856    211,835      0
   Investor Growth & Income Fund.............................  13,273,349   51,280    150,304      0
   Investor Growth Fund......................................  11,728,021   47,881    185,413      0

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

  3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

                                                                                                BROKER
                           FUND NAME                             FOR       AGAINST   ABSTAIN   NON-VOTE
                           ---------                          ----------   -------   -------   ---------
   Investor Conservative Growth Fund*.......................   5,418,017   68,041    228,540   1,505,808
   Investor Balanced Fund...................................  10,675,463   99,563    205,272   6,436,774
   Investor Growth & Income Fund............................  10,297,944   84,998    245,372   2,846,620
   Investor Growth Fund*....................................   9,260,283   68,402    201,211   2,431,421

  * Voting was adjourned to June 1, 1999 and hence was not conducted on May 17, 1999.

9. FEDERAL TAX INFORMATION (UNAUDITED):

   The accompanying table below details distributions from long-term capital gains for the following funds for the fiscal year ended June 30, 1999 (amounts in thousands):

FUND                                                          AMOUNT
----                                                          -------
Investor Conservative Growth Fund...........................  $ 1,326
Investor Balanced Fund......................................    6,330
Investor Growth & Income Fund...............................   10,320
Investor Growth Fund........................................   12,419

  Eligible Distributions:

  The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

FUND                                                          AMOUNT
----                                                          ------
Investor Conservative Growth Fund...........................    2.09%
Investor Balanced Fund......................................    2.97%
Investor Growth & Income Fund...............................    8.87%
Investor Growth Fund........................................   20.74%

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTOR CONSERVATIVE
                                                                           GROWTH FUND
                                                                ----------------------------------
                                                                             CLASS I
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 11.06    $ 10.33      $ 10.00
                                                                -------    -------      -------
Investment Activities:
  Net investment income.....................................       0.47       0.46         0.26
  Net realized and unrealized gains (losses) from
     investments............................................       0.28       0.82         0.33
                                                                -------    -------      -------
     Total from Investment Activities.......................       0.75       1.28         0.59
                                                                -------    -------      -------
Distributions:
  Net investment income.....................................      (0.48)     (0.45)       (0.26)
  Net realized gains........................................      (0.13)     (0.10)          --
                                                                -------    -------      -------
     Total Distributions....................................      (0.61)     (0.55)       (0.26)
                                                                -------    -------      -------
NET ASSET VALUE, END OF PERIOD..............................    $ 11.20    $ 11.06      $ 10.33
                                                                =======    =======      =======
Total Return................................................       7.01%     12.70%        6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $37,131    $30,352      $15,038
  Ratio of expenses to average net assets...................       0.20%      0.20%        0.20%(c)
  Ratio of net investment income to average net assets......       4.31%      4.43%        4.92%(c)
  Ratio of expenses to average net assets*..................       0.32%      0.56%        1.46%(c)
  Ratio of net investment income to average net assets*.....       4.19%      4.07%        3.66%(c)
  Portfolio turnover (d)....................................       9.73%      3.22%       28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTOR CONSERVATIVE
                                                                           GROWTH FUND
                                                                ----------------------------------
                                                                             CLASS A
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 11.04    $ 10.32       $10.00
                                                                -------    -------       ------
Investment Activities:
  Net investment income.....................................       0.44       0.43         0.22
  Net realized and unrealized gains (losses) from
     investments............................................       0.29       0.82         0.32
                                                                -------    -------       ------
     Total from Investment Activities.......................       0.73       1.25         0.54
                                                                -------    -------       ------
Distributions:
  Net investment income.....................................      (0.46)     (0.43)       (0.22)
  Net realized gains........................................      (0.13)     (0.10)          --
                                                                -------    -------       ------
     Total Distributions....................................      (0.59)     (0.53)       (0.22)
                                                                -------    -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $ 11.18    $ 11.04       $10.32
                                                                =======    =======       ======
Total Return (Excludes Sales Charge)........................       6.77%     12.38%        5.46%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $29,714    $12,538       $1,299
  Ratio of expenses to average net assets...................       0.45%      0.45%        0.47%(c)
  Ratio of net investment income to average net assets......       4.07%      4.12%        4.76%(c)
  Ratio of expenses to average net assets*..................       0.67%      0.82%        3.05%(c)
  Ratio of net investment income to average net assets*.....       3.85%      3.75%        2.18%(c)
  Portfolio turnover (d)....................................       9.73%      3.22%       28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTOR CONSERVATIVE
                                                                           GROWTH FUND
                                                                ----------------------------------
                                                                             CLASS B
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  11.05   $ 10.33       $10.00
                                                                --------   -------       ------
Investment Activities:
  Net investment income.....................................        0.36      0.37         0.19
  Net realized and unrealized gains (losses) from
     investments............................................        0.29      0.81         0.33
                                                                --------   -------       ------
     Total from Investment Activities.......................        0.65      1.18         0.52
                                                                --------   -------       ------
Distributions:
  Net investment income.....................................       (0.38)    (0.36)       (0.19)
  Net realized gains........................................       (0.13)    (0.10)          --
                                                                --------   -------       ------
     Total Distributions....................................       (0.51)    (0.46)       (0.19)
                                                                --------   -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $  11.19   $ 11.05       $10.33
                                                                ========   =======       ======
Total Return (Excludes Sales Charge)........................        6.10%    11.53%        5.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $121,348   $39,489       $2,616
  Ratio of expenses to average net assets...................        1.20%     1.20%        1.21%(c)
  Ratio of net investment income to average net assets......        3.33%     3.37%        4.06%(c)
  Ratio of expenses to average net assets*..................        1.32%     1.47%        3.52%(c)
  Ratio of net investment income to average net assets*.....        3.21%     3.10%        1.75%(c)
  Portfolio turnover (d)....................................        9.73%     3.22%       28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 INVESTOR CONSERVATIVE
                                                                      GROWTH FUND
                                                                -----------------------
                                                                        CLASS C
                                                                -----------------------
                                                                  YEAR       JULY 1,
                                                                 ENDED     1997 THROUGH
                                                                JUNE 30,     JUNE 30,
                                                                  1999       1998(a)
                                                                --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $11.03       $10.33
                                                                 ------       ------
Investment Activities:
  Net investment income.....................................       0.36         0.35
  Net realized and unrealized gains (losses) from
     investments............................................       0.29         0.81
                                                                 ------       ------
     Total from Investment Activities.......................       0.65         1.16
                                                                 ------       ------
Distributions:
  Net investment income.....................................      (0.38)       (0.36)
  Net realized gains........................................      (0.13)       (0.10)
                                                                 ------       ------
     Total Distributions....................................      (0.51)       (0.46)
                                                                 ------       ------
NET ASSET VALUE, END OF PERIOD..............................     $11.17       $11.03
                                                                 ======       ======
Total Return (Excludes Sales Charge)........................       6.00%       11.48%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $8,742       $3,788
  Ratio of expenses to average net assets...................       1.20%        1.20%
  Ratio of net investment income to average net assets......       3.32%        3.39%
  Ratio of expenses to average net assets*..................       1.33%        1.47%
  Ratio of net investment income to average net assets*.....       3.19%        3.12%
  Portfolio turnover (b)....................................       9.73%        3.22%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTOR BALANCED FUND
                                                                ----------------------------------
                                                                             CLASS I
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 11.81    $ 10.63      $ 10.00
                                                                -------    -------      -------
Investment Activities:
  Net investment income.....................................       0.47       0.37         0.21
  Net realized and unrealized gains (losses) from
     investments............................................       0.79       1.39         0.63
                                                                -------    -------      -------
     Total from Investment Activities.......................       1.26       1.76         0.84
                                                                -------    -------      -------
Distributions:
  Net investment income.....................................      (0.51)     (0.36)       (0.21)
  Net realized gains........................................      (0.32)     (0.22)          --
                                                                -------    -------      -------
     Total Distributions....................................      (0.83)     (0.58)       (0.21)
                                                                -------    -------      -------
NET ASSET VALUE, END OF PERIOD..............................    $ 12.24    $ 11.81      $ 10.63
                                                                =======    =======      =======
Total Return................................................      11.16%     17.02%        8.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $84,447    $93,557      $72,155
  Ratio of expenses to average net assets...................       0.20%      0.20%        0.20%(c)
  Ratio of net investment income to average net assets......       3.85%      3.31%        3.84%(c)
  Ratio of expenses to average net assets*..................       0.26%      0.32%        0.56%(c)
  Ratio of net investment income to average net assets*.....       3.79%      3.19%        3.48%(c)
  Portfolio turnover (d)....................................      13.51%      9.71%       12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTOR BALANCED FUND
                                                                ----------------------------------
                                                                             CLASS A
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  11.83   $ 10.66       $10.00
                                                                --------   -------       ------
Investment Activities:
  Net investment income.....................................        0.42      0.34         0.17
  Net realized and unrealized gains (losses) from
     investments............................................        0.79      1.39         0.66
                                                                --------   -------       ------
     Total from Investment Activities.......................        1.21      1.73         0.83
                                                                --------   -------       ------
Distributions:
  Net investment income.....................................       (0.48)    (0.34)       (0.17)
  Net realized gains........................................       (0.32)    (0.22)          --
                                                                --------   -------       ------
     Total Distributions....................................       (0.80)    (0.56)       (0.17)
                                                                --------   -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $  12.24   $ 11.83       $10.66
                                                                ========   =======       ======
Total Return (Excludes Sales Charge)........................       10.70%    16.62%        8.41%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $177,336   $32,605       $2,176
  Ratio of expenses to average net assets...................        0.45%     0.45%        0.47%(c)
  Ratio of net investment income to average net assets......        3.27%     3.01%        3.78%(c)
  Ratio of expenses to average net assets*..................        0.61%     0.66%        1.12%(c)
  Ratio of net investment income to average net assets*.....        3.11%     2.80%        3.13%(c)
  Portfolio turnover (d)....................................       13.51%     9.71%       12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTOR BALANCED FUND
                                                                ----------------------------------
                                                                             CLASS B
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  11.82   $ 10.65       $10.00
                                                                --------   -------       ------
Investment Activities:
  Net investment income.....................................        0.33      0.26         0.16
  Net realized and unrealized gains (losses) from
     investments............................................        0.81      1.39         0.65
                                                                --------   -------       ------
     Total from Investment Activities.......................        1.14      1.65         0.81
                                                                --------   -------       ------
Distributions:
  Net investment income.....................................       (0.40)    (0.26)       (0.16)
  Net realized gains........................................       (0.32)    (0.22)          --
                                                                --------   -------       ------
     Total Distributions....................................       (0.72)    (0.48)       (0.16)
                                                                --------   -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $  12.24   $ 11.82       $10.65
                                                                ========   =======       ======
Total Return (Excludes Sales Charge)........................       10.01%    15.85%        8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $229,671   $70,463       $5,672
  Ratio of expenses to average net assets...................        1.20%     1.20%        1.22%(c)
  Ratio of net investment income to average net assets......        2.78%     2.26%        2.93%(c)
  Ratio of expenses to average net assets*..................        1.26%     1.31%        1.73%(c)
  Ratio of net investment income to average net assets*.....        2.72%     2.15%        2.42%(c)
  Portfolio turnover (d)....................................       13.51%     9.71%       12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INVESTOR BALANCED FUND
                                                                -----------------------
                                                                        CLASS C
                                                                -----------------------
                                                                  YEAR       JULY 1,
                                                                 ENDED     1997 THROUGH
                                                                JUNE 30,     JUNE 30,
                                                                  1999       1998(a)
                                                                --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 11.77       $10.63
                                                                -------       ------
Investment Activities:
  Net investment income.....................................       0.32         0.26
  Net realized and unrealized gains (losses) from
     investments............................................       0.81         1.37
                                                                -------       ------
     Total from Investment Activities.......................       1.13         1.63
                                                                -------       ------
Distributions:
  Net investment income.....................................      (0.39)       (0.27)
  Net realized gains........................................      (0.32)       (0.22)
                                                                -------       ------
     Total Distributions....................................      (0.71)       (0.49)
                                                                -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $ 12.19       $11.77
                                                                =======       ======
Total Return (Excludes Sales Charge)........................      10.04%       15.66%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $14,963       $6,653
  Ratio of expenses to average net assets...................       1.20%        1.20%
  Ratio of net investment income to average net assets......       2.85%        2.24%
  Ratio of expenses to average net assets*..................       1.26%        1.30%
  Ratio of net investment income to average net assets*.....       2.79%        2.14%
  Portfolio turnover (b)....................................      13.51%        9.71%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR GROWTH &
                                                                           INCOME FUND
                                                                ----------------------------------
                                                                             CLASS I
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  12.57   $ 10.93      $ 10.00
                                                                --------   -------      -------
Investment Activities:
  Net investment income.....................................        0.35      0.25         0.15
  Net realized and unrealized gains (losses) from
     investments............................................        1.32      1.92         0.93
                                                                --------   -------      -------
     Total from Investment Activities.......................        1.67      2.17         1.08
                                                                --------   -------      -------
Distributions:
  Net investment income.....................................       (0.48)    (0.25)       (0.15)
  Net realized gains........................................       (0.47)    (0.28)          --
                                                                --------   -------      -------
     Total Distributions....................................       (0.95)    (0.53)       (0.15)
                                                                --------   -------      -------
NET ASSET VALUE, END OF PERIOD..............................    $  13.29   $ 12.57      $ 10.93
                                                                ========   =======      =======
Total Return................................................       14.11%    20.34%       10.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $209,770   $98,060      $43,660
  Ratio of expenses to average net assets...................        0.20%     0.20%        0.20%(c)
  Ratio of net investment income to average net assets......        3.70%     2.17%        2.78%(c)
  Ratio of expenses to average net assets*..................        0.27%     0.34%        0.66%(c)
  Ratio of net investment income to average net assets*.....        3.63%     2.03%        2.32%(c)
  Portfolio turnover (d)....................................       17.87%    11.38%       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR GROWTH &
                                                                           INCOME FUND
                                                                ----------------------------------
                                                                             CLASS A
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  12.69   $ 11.02       $10.00
                                                                --------   -------       ------
Investment Activities:
  Net investment income.....................................        0.36      0.22         0.12
  Net realized and unrealized gains (losses) from
     investments............................................        1.27      1.95         1.02
                                                                --------   -------       ------
     Total from Investment Activities.......................        1.63      2.17         1.14
                                                                --------   -------       ------
Distributions:
  Net investment income.....................................       (0.45)    (0.22)       (0.12)
  Net realized gains........................................       (0.47)    (0.28)          --
                                                                --------   -------       ------
     Total Distributions....................................       (0.92)    (0.50)       (0.12)
                                                                --------   -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $  13.40   $ 12.69       $11.02
                                                                ========   =======       ======
Total Return (Excludes Sales Charge)........................       13.62%    20.18%       11.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $245,151   $39,874       $4,262
  Ratio of expenses to average net assets...................        0.45%     0.45%        0.46%(c)
  Ratio of net investment income to average net assets......        1.54%     1.91%        2.67%(c)
  Ratio of expenses to average net assets*..................        0.62%     0.67%        1.26%(c)
  Ratio of net investment income to average net assets*.....        1.37%     1.69%        1.87%(c)
  Portfolio turnover (d)....................................       17.87%    11.38%       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR GROWTH &
                                                                           INCOME FUND
                                                                ----------------------------------
                                                                             CLASS B
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  12.64   $ 11.00       $10.00
                                                                --------   -------       ------
Investment Activities:
  Net investment income.....................................        0.26      0.14         0.09
  Net realized and unrealized gains (losses) from
     investments............................................        1.29      1.92         1.00
                                                                --------   -------       ------
     Total from Investment Activities.......................        1.55      2.06         1.09
                                                                --------   -------       ------
Distributions:
  Net investment income.....................................       (0.36)    (0.14)       (0.09)
  Net realized gains........................................       (0.47)    (0.28)          --
                                                                --------   -------       ------
     Total Distributions....................................       (0.83)    (0.42)       (0.09)
                                                                --------   -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $  13.36   $ 12.64       $11.00
                                                                ========   =======       ======
Total Return (Excludes Sales Charge)........................       12.93%    19.13%       11.02%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $221,088   $85,468       $8,896
  Ratio of expenses to average net assets...................        1.20%     1.20%        1.21%(c)
  Ratio of net investment income to average net assets......        2.12%     1.15%        1.94%(c)
  Ratio of expenses to average net assets*..................        1.27%     1.32%        1.89%(c)
  Ratio of net investment income to average net assets*.....        2.05%     1.03%        1.26%(c)
  Portfolio turnover (d)....................................       17.87%    11.38%       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR GROWTH &
                                                                      INCOME FUND
                                                                -----------------------
                                                                        CLASS C
                                                                -----------------------
                                                                  YEAR       JULY 1,
                                                                 ENDED     1997 THROUGH
                                                                JUNE 30,     JUNE 30,
                                                                  1999       1998(a)
                                                                --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 12.54       $10.93
                                                                -------       ------
Investment Activities:
  Net investment income.....................................       0.26         0.14
  Net realized and unrealized gains (losses) from
     investments............................................       1.28         1.90
                                                                -------       ------
     Total from Investment Activities.......................       1.54         2.04
                                                                -------       ------
Distributions:
  Net investment income.....................................      (0.36)       (0.15)
  Net realized gains........................................      (0.47)       (0.28)
                                                                -------       ------
     Total Distributions....................................      (0.83)       (0.43)
                                                                -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $ 13.25       $12.54
                                                                =======       ======
Total Return (Excludes Sales Charge)........................      12.94%       19.08%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $12,347       $6,429
  Ratio of expenses to average net assets...................       1.20%        1.20%
  Ratio of net investment income to average net assets......       2.20%        1.14%
  Ratio of expenses to average net assets*..................       1.27%        1.31%
  Ratio of net investment income to average net assets*.....       2.13%        1.03%
  Portfolio turnover (b)....................................      17.87%       11.38%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INVESTOR GROWTH FUND
                                                                ----------------------------------
                                                                             CLASS I
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  13.39   $ 11.25      $ 10.00
                                                                --------   -------      -------
Investment Activities:
  Net investment income.....................................        0.32      0.12         0.09
  Net realized and unrealized gains (losses) from
     investments............................................        1.77      2.49         1.25
                                                                --------   -------      -------
     Total from Investment Activities.......................        2.09      2.61         1.34
                                                                --------   -------      -------
Distributions:
  Net investment income.....................................       (0.43)    (0.12)       (0.09)
  Net realized gains........................................       (0.66)    (0.35)          --
                                                                --------   -------      -------
     Total Distributions....................................       (1.09)    (0.47)       (0.09)
                                                                --------   -------      -------
NET ASSET VALUE, END OF PERIOD..............................    $  14.39   $ 13.39      $ 11.25
                                                                ========   =======      =======
Total Return................................................       16.84%    23.81%       13.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $100,566   $86,355      $31,318
  Ratio of expenses to average net assets...................        0.20%     0.20%        0.20%(c)
  Ratio of net investment income to average net assets......        2.57%     1.04%        1.70%(c)
  Ratio of expenses to average net assets*..................        0.31%     0.36%        0.77%(c)
  Ratio of net investment income to average net assets*.....        2.46%     0.88%        1.13%(c)
  Portfolio turnover (d)....................................       14.62%     4.05%       18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INVESTOR GROWTH FUND
                                                                ----------------------------------
                                                                             CLASS A
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  13.33   $ 11.21       $10.00
                                                                --------   -------       ------
Investment Activities:
  Net investment income.....................................        0.29      0.10         0.07
  Net realized and unrealized gains (losses) from
     investments............................................        1.74      2.47         1.21
                                                                --------   -------       ------
     Total from Investment Activities.......................        2.03      2.57         1.28
                                                                --------   -------       ------
Distributions:
  Net investment income.....................................       (0.40)    (0.10)       (0.07)
  Net realized gains........................................       (0.66)    (0.35)          --
                                                                --------   -------       ------
     Total Distributions....................................       (1.06)    (0.45)       (0.07)
                                                                --------   -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $  14.30   $ 13.33       $11.21
                                                                ========   =======       ======
Total Return (Excludes Sales Charge)........................       16.40%    23.44%       12.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $100,789   $55,057       $4,439
  Ratio of expenses to average net assets...................        0.45%     0.45%        0.46%(c)
  Ratio of net investment income to average net assets......        2.08%     0.78%        1.82%(c)
  Ratio of expenses to average net assets*..................        0.66%     0.70%        1.62%(c)
  Ratio of net investment income to average net assets*.....        1.87%     0.53%        0.66%(c)
  Portfolio turnover (d)....................................       14.62%     4.05%       18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INVESTOR GROWTH FUND
                                                                ----------------------------------
                                                                             CLASS B
                                                                ----------------------------------
                                                                  YEAR       YEAR     DECEMBER 10,
                                                                 ENDED      ENDED     1996 THROUGH
                                                                JUNE 30,   JUNE 30,     JUNE 30,
                                                                  1999       1998       1997(a)
                                                                --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  13.47   $ 11.34       $10.00
                                                                --------   -------       ------
Investment Activities:
  Net investment income.....................................        0.20      0.02         0.04
  Net realized and unrealized gains (losses) from
     investments............................................        1.76      2.48         1.34
                                                                --------   -------       ------
     Total from Investment Activities.......................        1.96      2.50         1.38
                                                                --------   -------       ------
Distributions:
  Net investment income.....................................       (0.33)    (0.02)       (0.04)
  Net realized gains........................................       (0.66)    (0.35)          --
                                                                --------   -------       ------
     Total Distributions....................................       (0.99)    (0.37)       (0.04)
                                                                --------   -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $  14.44   $ 13.47       $11.34
                                                                ========   =======       ======
Total Return (Excludes Sales Charge)........................       15.57%    22.52%       13.88%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $168,823   $70,515       $7,651
  Ratio of expenses to average net assets...................        1.20%     1.20%        1.20%(c)
  Ratio of net investment income to average net assets......        1.44%     0.04%        0.97%(c)
  Ratio of expenses to average net assets*..................        1.31%     1.35%        2.18%(c)
  Ratio of net investment income to average net assets*.....        1.33%    (0.11)%      (0.01)%(c)
  Portfolio turnover (d)....................................       14.62%     4.05%       18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 INVESTOR GROWTH FUND
                                                                -----------------------
                                                                        CLASS C
                                                                -----------------------
                                                                  YEAR       JULY 1,
                                                                 ENDED     1997 THROUGH
                                                                JUNE 30,     JUNE 30,
                                                                  1999       1998(a)
                                                                --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 13.34       $11.25
                                                                -------       ------
Investment Activities:
  Net investment income.....................................       0.18         0.02
  Net realized and unrealized gains (losses) from
     investments............................................       1.77         2.45
                                                                -------       ------
     Total from Investment Activities.......................       1.95         2.47
                                                                -------       ------
Distributions:
  Net investment income.....................................      (0.33)       (0.03)
  Net realized gains........................................      (0.66)       (0.35)
                                                                -------       ------
     Total Distributions....................................      (0.99)       (0.38)
                                                                -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $ 14.30       $13.34
                                                                =======       ======
Total Return (Excludes Sales Charge)........................      15.65%       22.42%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $15,071       $8,772
  Ratio of expenses to average net assets...................       1.20%        1.20%
  Ratio of net investment income to average net assets......       1.50%        0.04%
  Ratio of expenses to average net assets*..................       1.31%        1.35%
  Ratio of net investment income to average net assets*.....       1.39%        (0.11)%
  Portfolio turnover (b)....................................      14.62%        4.05%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

To the Shareholders and Board of Trustees of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (four series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 1999, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 20, 1999

                 (This page has been left blank intentionally.)

Important Customer Information.

Please Read:

Shares of One Group:

- are not deposits or obligations of, or guaranteed by, BANK ONE CORPORATION or its affiliates

- are not insured or guaranteed by the FDIC or by any other governmental agency or government-sponsored agency of the federal government or any state

- are subject to investment risks, including possible loss of the principal amount invested.

Banc One Investment Advisors Corporation, a registered investment advisor and an indirect subsidiary of BANK ONE CORPORATION, serves as an investment advisor to One Group, for which it receives advisory fees. One Group is distributed by The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, which is not affiliated with BANK ONE CORPORATION and is not a bank. Contact us at our web site address: www.onegroup.com or e-mail us at onegroup@onegroup.com.

For more complete information on any of One Group Funds, including management fees and expenses, you may obtain a prospectus from The One Group Services Company. Read the prospectus carefully before investing.




BANC ONE
INVESTMENT
ADVISORS
CORPORATION

[BANK ONE LOGO]


                                                             TOG-F-036-AN (8/99)